Leases (Tables)	6 Months Ended
Jul. 31, 2025
Leases
Schedule of components of operating lease expense

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024

Operating lease cost	998	927	1,957	1,835
Short-term lease cost	152	116	289	236
Total operating lease cost	1,150	1,043	2,246	2,071

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024

Operating cash outflows from operating leases included in measurement of lease liabilities	1,114	1,113	2,133	2,067
New right-of-use assets obtained in exchange for lease obligations	1,065	571	1,455	1,524

	July 31,	January 31,
	2025	2025
Weighted average remaining lease term (years)	2.8	2.9
Weighted average discount rate (%)	5.2	5.1

Schedule of maturities for operating lease liabilities

Operating
Years Ended January 31,	Leases
Remainder of 2026	2,033
2027	3,108
2028	2,155
2029	921
2030	396
2031 and thereafter	45
Total lease payments	8,658
Less: imputed interest	(684)
Total lease obligations	7,974
Current	3,337
Long-term	4,637